Derivative financial assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Derivative financial instruments
Derivative financial instruments, Assets	$ 316	$ 1,576	$ 20
Derivative financial instruments, Liabilities	316	1,576	20
Buy
Derivative financial instruments
Notional Amount		14
Sell
Derivative financial instruments
Notional Amount	78,964	76,028	6,910
Customers | Call option
Derivative financial instruments
Derivative financial instruments, Assets		1,554
Derivative financial instruments, Liabilities	16	2	4
Customers | Call option | Buy
Derivative financial instruments
Notional Amount		7
Customers | Call option | Sell
Derivative financial instruments
Notional Amount	2,325	34,141	1,447
Customers | Put option
Derivative financial instruments
Derivative financial instruments, Assets	6		16
Derivative financial instruments, Liabilities		20
Customers | Put option | Sell
Derivative financial instruments
Notional Amount	843	3,873	2,008
Customers | Call option - dual currency | Sell
Derivative financial instruments
Notional Amount	13,497
Derivative financial instruments, Liabilities	26
Customers | Put option - dual currency | Sell
Derivative financial instruments
Notional Amount	22,817
Derivative financial instruments, Assets	268
Related parties | Call option
Derivative financial instruments
Derivative financial instruments, Assets	16	2	4
Derivative financial instruments, Liabilities		1,554
Related parties | Call option | Buy
Derivative financial instruments
Notional Amount		7
Related parties | Call option | Sell
Derivative financial instruments
Notional Amount	2,325	34,141	1,447
Related parties | Put option
Derivative financial instruments
Derivative financial instruments, Assets		20
Derivative financial instruments, Liabilities	6		16
Related parties | Put option | Sell
Derivative financial instruments
Notional Amount	843	$ 3,873	$ 2,008
Related parties | Call option - dual currency | Sell
Derivative financial instruments
Notional Amount	13,497
Derivative financial instruments, Assets	26
Related parties | Put option - dual currency | Sell
Derivative financial instruments
Notional Amount	22,817
Derivative financial instruments, Liabilities	$ 268